Real Estate Loans (Schedule Of Real Estate Loans) (Details) (USD $)	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (15,415,124)
Net real estate loans	11,000,000
Partnership [Member] | Venetian Ft. Myers I Associates, LLLP and Venetian Ft. Myers II Associates, LLLP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal	17,531,930
Accrued Interest and Capitalized Costs	8,883,194
Allowance for loan losses	(15,415,124)
Net real estate loans	$ 11,000,000